PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks
Aerospace & Defense 2.3%
Airbus SE (France)	28,092	$4,339,888
Automobile Components 1.1%
Aptiv PLC*	24,209	2,172,031
Automobiles 1.7%
General Motors Co.	90,275	3,242,678
Banks 12.5%
Bank of America Corp.	206,431	6,950,532
JPMorgan Chase & Co.	48,203	8,199,330
PNC Financial Services Group, Inc. (The)	29,322	4,540,512
Truist Financial Corp.	117,852	4,351,096
		24,041,470
Biotechnology 3.4%
AbbVie, Inc.	41,609	6,448,148
Building Products 2.3%
Johnson Controls International PLC	76,068	4,384,560
Capital Markets 5.3%
Blackstone, Inc.	33,776	4,421,954
Goldman Sachs Group, Inc. (The)	14,856	5,730,999
		10,152,953
Chemicals 4.1%
Linde PLC	19,320	7,934,917
Consumer Staples Distribution & Retail 5.3%
Walmart, Inc.	64,111	10,107,099
Electric Utilities 2.6%
PG&E Corp.	272,796	4,918,512
Ground Transportation 3.7%
Union Pacific Corp.	29,015	7,126,664
Hotels, Restaurants & Leisure 2.6%
McDonald’s Corp.	16,555	4,908,723

PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates 1.6%
General Electric Co.	23,919	$3,052,782
Insurance 7.2%
Chubb Ltd.	29,174	6,593,324
MetLife, Inc.	109,517	7,242,359
		13,835,683
Interactive Media & Services 4.9%
Alphabet, Inc. (Class A Stock)*	22,419	3,131,710
Meta Platforms, Inc. (Class A Stock)*	17,789	6,296,595
		9,428,305
Multi-Utilities 3.2%
NiSource, Inc.	234,149	6,216,656
Office REITs 1.9%
Alexandria Real Estate Equities, Inc.	28,851	3,657,441
Oil, Gas & Consumable Fuels 7.7%
ConocoPhillips	59,735	6,933,441
Exxon Mobil Corp.	79,058	7,904,219
		14,837,660
Pharmaceuticals 8.8%
AstraZeneca PLC (United Kingdom), ADR	103,382	6,962,778
Bristol-Myers Squibb Co.	84,782	4,350,165
Eli Lilly & Co.	9,658	5,629,841
		16,942,784
Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc.*	26,055	3,840,767
Broadcom, Inc.	4,761	5,314,466
Lam Research Corp.	3,914	3,065,680
		12,220,913
Software 6.3%
Microsoft Corp.	21,475	8,075,459
Salesforce, Inc.*	15,401	4,052,619
		12,128,078

PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 3.2%
Dell Technologies, Inc. (Class C Stock)	80,876	$6,187,014

Total Long-Term Investments (cost $134,281,495)		188,284,959

Short-Term Investment 2.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $3,777,281)(wb)	3,777,281	3,777,281

TOTAL INVESTMENTS 100.1% (cost $138,058,776)		192,062,240
Liabilities in excess of other assets (0.1)%		(240,852)

Net Assets 100.0%		$191,821,388

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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